Material Accounting Policies - Effects of Inflation (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, threshold for recognition	100.00%
Mexico
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	17.60%	21.10%	19.40%
Guatemala
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	15.70%	17.30%	18.00%
Costa Rica
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	6.90%	9.50%	12.40%
Panama
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	3.80%	6.70%	3.10%
Colombia
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	30.00%	30.60%	21.40%
Nicaragua
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	21.20%	26.30%	23.10%
Argentina
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	1221.00%	815.60%	300.30%
Brazil
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	16.00%	21.80%	21.70%
Euro Zone
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	15.10%	18.00%	14.60%
Chile
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	22.50%	25.60%	20.90%
Peru
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	14.20%	19.20%	15.40%
Ecuador
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	5.70%	7.20%	5.80%
United States
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	13.20%	17.80%	13.80%
Uruguay
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	20.10%	22.90%	27.90%
Germany
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	8.50%	24.10%	0.00%
Netherlands
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	15.50%	19.10%	0.00%
Austria
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	18.70%	21.30%	0.00%
Luxembourg
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	14.30%	17.30%	0.00%
Switzerland
Disclosure of Hyperinflationary Reporting [line items]
Cumulative inflation percentage, actual, during the period	5.30%	6.20%	0.00%